Long-term Debt -- Debt Covenants (Details)			1 Months Ended	12 Months Ended
	Jan. 11, 2016 USD ($) instrument	Dec. 30, 2013 USD ($)	Jan. 31, 2007 USD ($)	Dec. 31, 2015 USD ($) agreement	Sep. 30, 2013
Debt Instrument [Line Items]
Debt instrument, number of agreements requiring specific financial targets or ratios | agreement				0
OMFH Debt Agreements
Debt Instrument [Line Items]
Period for credit downgrade after change in control				60 days
Debt covenant, debt redemption price for change in control and credit downgrade				10100.00%
Junior Subordinated Debt | Springleaf Finance Corporation
Debt Instrument [Line Items]
Debt instrument, covenant, period used to calculate average fixed charge ratio				12 months
Debt instrument, average fixed charge ratio, actual					94.00%
Junior Subordinated Debt | Springleaf Finance Corporation | Subsequent Event
Debt Instrument [Line Items]
Debt instrument, covenant, number of shares issued for default | instrument	1
Debt instrument, covenant, value of shares issued for default	$ 11,000,000
Minimum [Member] | Junior Subordinated Debt | Springleaf Finance Corporation
Debt Instrument [Line Items]
Debt instrument, covenant, percent of tangible equity to tangible managed assets				5.50%
Debt instrument, covenant, average fixed charge ratio				1.10
Guaranty Agreements | Junior Subordinated Debt | Springleaf Holdings, Inc.
Debt Instrument [Line Items]
Debt instrument, face amount		$ 350,000,000	$ 350,000,000	$ 350,000,000
Term of debt		60 years	60 years